SCHEDULE OF STOCK VALUATION ASSUMPTIONS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate - minimum	1.54%
Risk free interest rate - maximum	2.34%
Expected dividend yield
Expected volatility - minimum	57.20%
Expected volatility - maximum	65.70%
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield
Expected term	8 years 6 months	5 years
Risk-free interest rate	1.75%	0.31%
Expected volatility	63.90%	59.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	8 years 6 months